SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of estimated useful life for the intangible assets) (Details)	12 Months Ended
Dec. 31, 2020
Favorable leases [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	12 years
Favorable leases [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	17 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	16 years
Customer relationship [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Operating leases [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	9 years
Operating leases [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	16 years
Software [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Software [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years